SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	6 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net profit (loss)	$ 1,300	¥ 9,400,000	¥ (127,317,000)
Net (loss)/profit attributable to non-controlling interest
Net (loss)/profit attributable to UTime Limited, basic | ¥		9,354	(127,317)
Net (loss)/profit attributable to UTime Limited, diluted | ¥		¥ 9,354	¥ (127,317)
Denominator:
Weighted shares outstanding, basic | shares	82,650	82,650	4,867
Weighted shares outstanding, diluted | shares	82,650	82,650	4,867
Net (loss)/profit attributable to UTime Limited per ordinary share:
Continuing operations | (per share)	$ 0.02	¥ 0.11	¥ (26.16)